Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of unrecognized tax benefits
RMB
Balance as of January 1, 2016	70,354
Change in unrecognized tax benefits	—
Gross increase in tax positions	2,424
Balance as of December 31, 2016	72,778
Change in unrecognized tax benefits	—
Gross increase in tax positions	(2,428)
Balance as of December 31, 2017	70,350
Change in unrecognized tax benefits	—
Gross decrease in tax positions	—
Balance as of December 31, 2018	70,350

Schedule of income tax expenses
	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax expense	41,985	158,291	243,330
Deferred tax (income) expense	(14,736)	9,512	(18,744)
Income tax expense	27,249	167,803	224,586

Schedule of deferred income tax assets and liabilities
	As of December 31,
	2017	2018
	RMB	RMB
Non-current deferred tax assets:
Operating loss carryforward	28,003	35,686
Intangible assets, net	—	6,129
Less: valuation allowances	(25,912)	(32,495)
Total	2,091	9,320

Non-current deferred tax liabilities:
Intangible assets, net	339	122
Dividend withholding taxes	16,800	5,502
Total	17,139	5,624

Schedule of reconciliation between provision for income taxes
	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Income from continuing operations before income taxes, share of income of affiliates and discontinued operations	124,051	505,095	667,213
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	31,013	126,274	166,803
Expenses not deductible for tax purposes:
Entertainment	973	1,411	1,358
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(2,750)	(826)	(8,307)
Other	6,441	19,689	1,079
Tax exemption and tax relief:
Change in valuation allowance	(1,332)	578	6,583
Uncertain tax provisions	2,424	(2,428)	—
Effect of utilization of deductible temporary difference previously unrecognized	(12,872)	—	—
Deferred income tax for dividend distribution	—	16,800	53,702
Other	3,352	6,305	3,368
Income tax expense	27,249	167,803	224,586